34. Balances and transactions with related parties (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Total assets		R$ 10,420	R$ 94,366
Total liabilities		111,823	179,084
Total revenue		8,198	7,571	R$ 6,638
Total costs/expenses		421,219	422,325	216,396
Telecom Italia S.p.A. [Member]
Disclosure of transactions between related parties [line items]
Total liabilities	[1]	80,825	89,433
Total revenue	[1]	775	858	665
Total costs/expenses	[1]	93,188	62,976	8,440
Telecom Italia Sparkle [Member]
Disclosure of transactions between related parties [line items]
Total assets	[2]	1,949	2,877
Total liabilities	[2]	6,531	11,895
Total revenue	[2]	5,371	5,809	5,281
Total costs/expenses	[2]	24,914	30,123	26,775
TI Sparkle [Member]
Disclosure of transactions between related parties [line items]
Total assets	[3]	2,007	804
Total liabilities	[3]	3,731	4,174
Total revenue	[3]	2,052	904	692
Total costs/expenses	[3]	18,700	18,035	30,734
TIM Brasil [Member]
Disclosure of transactions between related parties [line items]
Total assets	[4]	5,429	13,993
Total liabilities	[4]	6,056	6,044
Vivendi Group [Member]
Disclosure of transactions between related parties [line items]
Total liabilities	[5]	1,164	4,745
Total costs/expenses	[5]	1,386	9,439	16,361
Gruppo Havas [Member]
Disclosure of transactions between related parties [line items]
Total assets	[6]		75,600
Total liabilities	[6]	11,049	62,686
Total costs/expenses	[6]	264,318	301,752	127,730
Other [Member]
Disclosure of transactions between related parties [line items]
Total assets		1,035	1,092
Total liabilities		2,467	107
Total costs/expenses		18,713		3,102
Generali [Member]
Disclosure of transactions between related parties [line items]
Total costs/expenses	[7]			R$ 3,254

[1]	These amounts refer to international roaming, technical post-sales assistance and VAS.
[2]	Ultimate parent company. These amounts refer to roaming, VAS, assignment of means and international voice data - wholesale, according to the contractual conditions between the parties.
[3]	The amounts refer to the leasing of links and EILD, lease of means (submarine cables) and signaling services according to the contractual conditions between the parties.
[4]	Direct controller of the Company. Amounts refer mainly to judicial deposits made due to labor claims.
[5]	Shareholder of TIM S.p.A. The figures refer to value added services - VAS.
[6]	The amounts described above, in the income, refer to advertising services, of which R$ 172,956 (R$ 232,492 in 2018) are related to media transfers
[7]	The amounts refer to insurance coverage taken out for operating risks, civil liability and health insurance, among others.